CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Comprehensive Income [Abstract]
NET INCOME	$ 736,841	$ 279,995	$ 367,504
Other comprehensive income:
Pension and other postretirement benefit adjustments, net of income tax expense (benefit) of ($43,172), $2,599 and $35,912, respectively	(80,176)	4,826	66,695
COMPREHENSIVE INCOME (LOSS)	$ 656,665	$ 284,821	$ 434,199